Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures
Schedule Of Equity Method Investees [Table Text Block]
Years ended December 31,	2017	2016	2015
(In thousands)
Operating results:
Total revenues	$931,627	$852,160	$643,632
Total expenses	663,069	634,173	414,975
Income tax expense	42,799	47,434	33,920
Net income	$225,759	$170,553	$194,737

At December 31,		2017	2016
(In thousands)
Balance Sheet:
Total assets		$8,439,622	$7,640,819
Total liabilities		$6,009,911	$5,778,619